Subsequent Events	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
Subsequent Events

20. SUBSEQUENT EVENTS

On March 31, 2014, the Group’s advertising agency agreement with Shengyue, which is no longer owned by Shanda Interactive and is currently an independent third party, expired and was not renewed. However, the Group and Shengyue agreed that all remaining receivables to which the Group is entitled under the agreement would be paid in full, and such amounts have been collected.  In addition, on April 30, 2014, the Group entered into a new advertising agency agreement with Shengyue. The minimum guarantee amount under this agreement is substantially lower than the minimum revenue guarantees under the previous advertising agency agreement with Shengyue prior to March 31, 2014. This new advertising agency agreement will expire on December 31, 2014.

On March 31, 2014, the Group’s controlling shareholder, Shanda Media, a wholly owned subsidiary of Shanda Interactive, entered into a share purchase agreement with Mr. Xudong Xu to sell 1,938,360,784 ordinary shares (approximately 41% of the Company’s issued and outstanding ordinary shares) to Mr. Xu, the founder and controlling shareholder of Sky Profit Limited, a Caymans Islands company engaged in online business ventures (the “Transaction”).

On April 3, 2014, the transfer of the ordinary shares was completed. The aggregate consideration for these ordinary shares was $47.4 million. Mr. Xu funded the purchase price through a loan from Shanda Media, which is secured by a pledge of all of the Company’s ordinary shares beneficially owned by Mr. Xu.  Mr. Xu has also provided powers of attorney over the shares to Shanda Interactive.  The powers of attorney over the shares can be exercised after occurrence of an event of default which is continuing.

On April 3, 2014, in connection with the acquisition of shares by Mr. Xu, Shanghai Shengda Network Development Co., Ltd., Shanda Media’s affiliate, entered into agreements to provide a loan of RMB20.0 million to the Group. This loan does not bear any interest and is due on April 2, 2015.  However, the loan from Shengda was immediately forgiven in order to satisfy one of the closing conditions under the share purchase agreement; therefore, this amount will be reflected as an increase in the Group’s equity capital (additional paid in capital).  In partial exchange therefore, the related party receivable from Hurray! Media Co., Ltd., a wholly owned affiliate of Shanda, amounting to $1,246,641, was waived by the Company and this amount will be reflected as a charge to the Group’s additional paid in capital.  On April 10, 2014, the Group received the monies from Shengda.

As part of the Transaction, Mr. Xu has undertaken in the share purchase agreement to procure additional equity or debt financing in the amount of no less than US$10.0 million by October 30, 2014.  There is no guarantee as to if and when this financing will occur and none has yet been procured.

On April 22, 2014, the Group filed a plan with relevant authorities to reduce its headcount by approximately 40% in various departments in order to reduce future operating cash outflows.  The Group may incur additional severance costs in relation to headcount reductions; however, as the Group’s agreements with affected employees do not contain explicit severance formulae, the amounts may vary and are currently not estimable.

On April 30, 2014, the Group entered into an agreement with Qinhe, a company controlled by Mr. Xu, which operates iSpeak, a social platform that allows users to engage in real-time online group activities through voice, text and video.  This agreement stipulates that the Group will assist Qinhe by providing online game marketing services.  Qinhe will share a portion of its profits that are generated from the Company’s video viewers who play Qinhe’s games after linking to them through advertisements on the Group’s websites.  Profits are calculated as revenues from the games operated by Qinhe, net of licensing fees payable to game developers. The Group has provided these game marketing services to Qinhe from April 3, 2014 onward. This agreement expires on March 31, 2015.

On May 4, 2014, the Group entered into a separate agreement with Qinhe to provide interactive entertainment marketing services under a similar arrangement to that described above.  Pursuant to this agreement, the Group will share a certain percentage of Qinhe’s revenues generated from its video viewers who visit the iSpeak platform by linking thereto from advertisements on the Group’s website and spend monies with iSpeak. On May 4, 2014, the Group started to provide these marketing services to Qinhe. This agreement expires on May 3, 2015.